Investments - Carrying Amount and Unrealized Securities Holding Loss for Investment in JM Weshop (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share of cumulative gain/(loss)		¥ (539)	$ (85)	¥ 36	¥ (114,104)
Share of other comprehensive loss		0	$ 0	0	(145)
Net book value		¥ 27,247		¥ 15,036
JM Weshop (Cayman) Inc.
Schedule of Equity Method Investments [Line Items]
Investment cost					158,777
Foreign currency translation					14,786
Surrender 10% of ordinary shares held					(25,132)
Total investment cost					148,431
Share of cumulative gain/(loss)					(113,182)
Share of other comprehensive loss					(1,331)
Total booked value under equity method					(114,513)
Impairment	¥ (33,918)				(33,918)
Net book value					¥ 0